S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.47
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.53
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 101,453,550
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	(500,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,712,083
No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.54
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 116,585,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,024,458
Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.8
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.2
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 76,453,550
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	(500,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,212,083
Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.79
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.21
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 87,835,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,149,458
Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.19
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 51,453,550
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	(500,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,712,083
Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.8
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.2
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 59,085,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,274,458
Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.23
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.77
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 26,453,550
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	(500,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,212.083
Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.22
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.78
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 30,335,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,399,458
Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.24
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.76
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,453,550
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	(500,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,712,083
Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.25
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.75
Net Tangible Book Value (in Dollars) | $	$ (140,123)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,585,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,524,458
Private Units [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.5
Private Units [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.84
Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.84
Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.85
Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.26
Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.27
Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.28
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 101,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,618,750
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,618,750
Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,812
Deferred Underwriting Commissions [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Proceeds held in trust subject to redemption [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Proceeds held in trust subject to redemption [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,250,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(28,750,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(100,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(115,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(50,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (57,500,000)
Ordinary shares included in the units offered [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the private placement units [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	284,375
Ordinary shares included in the private placement units [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	290,000
Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	284,375
Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	290,000
Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	284,375
Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	290,000
Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	284,375
Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	290,000
Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	284,375
Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	290,000
Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	2,300,000
Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	56,875
Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	58,000
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	56,875
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	58,000
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	56,875
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	58,000
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	56,875
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	58,000
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	56,875
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	58,000
Representative’s Shares [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	37,500
Representative’s Shares [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	43,125
Representative’s Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	37,500
Representative’s Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	43,125
Representative’s Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	37,500
Representative’s Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	43,125
Representative’s Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	37,500
Representative’s Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	43,125
Representative’s Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	37,500
Representative’s Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	43,125
Shares subject to redemption [Member] | No Redemption [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Shares subject to redemption [Member] | No Redemption [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,500,000)
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(28,750,000)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,000,000)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(57,500,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(86,250,000)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(10,000,000)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over-allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(115,000,000)